Commitments and Contingencies - Summary of Company's Consolidated Land Banking Arrangement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Location	Mar. 31, 2013 Successor [Member] Project	Dec. 31, 2012 Successor [Member] Project		Mar. 31, 2013 Successor [Member] Balance Of Lots Still Under Option And Not Purchased [Member] Project	Dec. 31, 2012 Successor [Member] Balance Of Lots Still Under Option And Not Purchased [Member] Project	Dec. 31, 2011 Predecessor [Member] Project Location		Dec. 31, 2011 Predecessor [Member] Balance Of Lots Still Under Option And Not Purchased [Member] Location
Noncontrolling Interest [Line Items]
Total number of land banking projects		1	1				1
Number of lots	15	610	610	[1]	199	199	625	[1]	225
Total purchase price		$ 161,465	$ 161,465				$ 161,465
Purchase price					39,029	39,029			47,408
Forfeited deposits if lots are not purchased					$ 27,734	$ 27,734			$ 25,234

[1]	Total number of lots in the land banking project was reduced by 15 as of December 31, 2012 as compared to December 31, 2011 because of a change in product mix in future projects.